Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000220403
Shareholder Report [Line Items]
Fund Name	Sterling Capital Focus Equity ETF
Trading Symbol	LCG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sterling Capital Focus Equity ETF for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sterlingcapital.com/etf/. You can also request this information by contacting us at (888) 228-1872.
Additional Information Phone Number	(888) 228-1872
Additional Information Website	www.sterlingcapital.com/etf/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$32	0.59%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%
Material Change Date	Nov. 30, 2024
AssetsNet	$ 40,808,262
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 149,026
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$40,808,262 Number of Portfolio Holdings21 Advisory Fee $149,026 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Adyen N.V.	10.5%
Shopify, Inc., Class A	9.7%
S&P Global, Inc.	7.7%
CoStar Group, Inc.	6.7%
MongoDB, Inc.	4.8%
IDEXX Laboratories, Inc.	4.7%
Amazon.com, Inc.	4.6%
Saia, Inc.	4.6%
Alphabet, Inc., Class C	4.4%
Veeva Systems, Inc., Class A	4.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.